UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (zip code)

Christina T. Simmons, Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2007

Item 1:     Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 96.65%

COMMON STOCKS 5.63%

Aerospace/Defense 0.12%
EDO Corp.	350	$9,170,000

Agriculture 0.12%
Archer Daniels Midland Co.	250	9,175,000

Automotive 0.19%
Oshkosh Truck Corp.	275	14,575,000

Banking 0.33%
Bank of America Corp.	150	7,653,000

Wachovia Corp.	325	17,891,250

Total		25,544,250

Beverage 0.45%
Coca-Cola Co. (The)	150	7,200,000

Constellation Brands, Inc., Class A*	439	9,300,985

PepsiCo, Inc.	300	19,068,000

Total		35,568,985

Chemicals 0.38%
Lyondell Chemical Co.	150	4,495,500

Praxair, Inc.	400	25,184,000

Total		29,679,500

Electric: Integrated 0.79%
NiSource Inc.	600	14,664,000

Northeast Utilities System	800	26,216,000

TECO Energy, Inc.	1,200	20,652,000

Total		61,532,000

Electronics 0.29%
Cypress Semiconductor Corp.*	300	5,564,796

Emerson Electric Co.	400	17,236,000

Total		22,800,796

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

	Shares
Investments	(000)	Value
Energy: Exploration & Production 0.22%
Devon Energy Corp.	250	$17,305,000

Food: Wholesale 0.32%
ConAgra Foods, Inc.	400	9,964,000

Kellogg Co.	300	15,429,000

Total		25,393,000

Investments & Miscellaneous Financial Services 0.14%
American Express Co.	200	11,280,000

Machinery 0.19%
Roper Industries, Inc.	275	15,092,000

Media: Cable 0.61%
Adelphia Recovery Trust Series Arahova Indenture*	20,797	11,438,600

Comcast Corp., Class A*	262	6,685,875

Time Warner Cable Inc., Class A*	802	30,036,214

Total		48,160,689

Non-Electric Utilities 0.18%
National Fuel Gas Co.	250	10,815,000

SEMCO Energy, Inc.*	489	3,724,511

Total		14,539,511

Pharmaceuticals 0.53%
Amgen, Inc.*	250	13,970,000

CV Therapeutics, Inc.*	100	787,000

Merck & Co., Inc.	375	16,563,750

Pfizer Inc.	400	10,104,000

Total		41,424,750

Printing & Publishing 0.16%
Interpublic Group of Cos., Inc. (The)*	1,000	12,309,385

Restaurants 0.17%
McDonald’s Corp.	300	13,515,000

Software/Services 0.06%
BEA Systems, Inc.*	400	4,636,000

See Notes to Schedule of Investments.	2

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

	Shares
Investments	(000)	Value
Support: Services 0.21%
CRA International, Inc.*	150	$7,826,322

FTI Consulting, Inc.*	250	8,397,500

Total		16,223,822

Telecommunications Equipment 0.17%
Avaya Inc.*	750	8,857,500

Comverse Technology, Inc.*	200	4,270,000

Total		13,127,500
Total Common Stocks (cost $380,924,875)		441,052,188

			Principal
CONVERTIBLE BONDS 9.82%	Interest	Maturity	Amount
	Rate	Date	(000)
Aerospace/Defense 1.23%
Alliant Techsystems Inc.	2.75%	2/15/2024	$15,000	17,925,000

EDO Corp.	4.00%	11/15/2025	15,000	15,337,500

L-3 Communications Corp.^	3.00%	8/1/2035	20,000	21,450,000

Lockheed Martin Corp.^	5.11%#	8/15/2033	30,000	41,733,900

Total				96,446,400

Building & Construction 0.54%
Fluor Corp.^	1.50%	2/15/2024	26,000	42,412,500

Computer Hardware 0.22%
Intel Corp.	2.95%	12/15/2035	20,000	17,400,000

Electronics 0.55%
FLIR Systems, Inc.	3.00%	6/1/2023	12,500	21,093,750

Itron, Inc.	2.50%	8/1/2026	5,000	6,012,500

Millipore Corp.	3.75%	6/1/2026	15,000	16,162,500

Total				43,268,750

Foods 0.25%
Morgan Stanley (convertible into Nestle S.A.)+	1.00%	3/30/2012	15,000	19,779,000

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Food & Drug Retailers 0.11%
BNP Paribas (convertible into CVS Caremark Corp. (France)+~(a)	6.70%	12/14/2007	$8,000	$8,511,280

Gas Distribution 0.06%
NorthernStar Natural Gas LLC PIK+	5.00%#	5/15/2013	4,139	4,242,702

Health Services 0.86%
Fisher Scientific International, Inc.^	3.25%	3/1/2024	10,000	13,575,000

Invitrogen Corp.^	1.50%	2/15/2024	20,000	17,925,000

Invitrogen Corp.^	3.25%	6/15/2025	10,000	9,912,500

Manor Care, Inc.^	2.125%	8/1/2035	11,500	14,662,500

SFBC International, Inc.	2.25%	8/15/2024	11,500	11,198,125

Total				67,273,125

Hotels 0.36%
Hilton Hotels Corp.^	3.375%	4/15/2023	17,000	27,731,250

Media: Broadcast 0.38%
Sinclair Broadcast Group, Inc.	4.875%	7/15/2018	10,000	9,887,500

Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	20,545	20,108,419

Total				29,995,919

Media: Diversified 1.16%
Lehman Brothers Holdings, Inc. (convertible into News Corp., Class A)	0.45%	12/27/2013	25,000	25,712,500

Liberty Media LLC (convertible into Viacom Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	37,856,250

Walt Disney Co. (The)^	2.125%	4/15/2023	22,500	27,309,375

Total				90,878,125

Oil Field Equipment & Services 0.70%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	16,462,500

Schlumberger Ltd. (Netherlands)(a)	1.50%	6/1/2023	20,000	38,475,000

Total				54,937,500

Pharmaceuticals 1.28%
Celgene Corp.	1.75%	6/1/2008	2,000	8,675,000

CV Therapeutics, Inc.^	3.25%	8/16/2013	15,000	11,268,750

Genzyme Corp.^	1.25%	12/1/2023	15,000	15,487,500

MGI PHARMA, Inc.	1.682%	3/2/2024	25,000	17,531,250

See Notes to Schedule of Investments.	4

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

				Principal
	Interest		Maturity	Amount
Investments	Rate		Date	(000)	Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance B.V. (Israel)^(a)	0.25%		2/1/2026	$7,750	$7,624,063

Teva Pharmaceutical Finance B.V. (Israel)(a)	0.375%		11/15/2022	7,500	13,087,500

Wyeth^	4.877	%#	1/15/2024	25,000	26,780,000

Total					100,454,063

Printing & Publishing 0.17%
Omnicom Group Inc.^	Zero Coup	on	7/1/2038	12,000	12,930,000

Railroads 0.32%
CSX Corp.	Zero Coup	on	10/30/2021	17,500	25,046,875

Software/Services 0.72%
DST Systems, Inc.	4.125%		8/15/2023	10,000	16,287,500

Electronic Data Systems Corp.^(c)	3.875%		7/15/2023	20,000	21,150,000

Symantec Corp.^	0.75%		6/15/2011	17,500	18,834,375

Total					56,271,875

Support: Services 0.28%
Charles River Associates, Inc.	2.875%		6/15/2034	15,000	21,937,500

Telecommunications Equipment 0.34%
LSI Logic Corp.^	4.00%		5/15/2010	25,000	26,906,250

Telecommunications: Wireless 0.29%
Liberty Media LLC, Class A (convertible into Motorola, Inc.)	3.50%		1/15/2031	12,561	12,356,648

Nextel Communications, Inc.	5.25%		1/15/2010	10,000	9,975,000

Total					22,331,648

Total Convertible Bonds (cost $674,149,494)					768,754,762

CONVERTIBLE PREFERRED STOCKS 3.42%		Shares
		(000)
Agency 0.13%
Federal National Mortgage Assoc.	5.375%	-(d)	10,055,088

Automotive 0.08%
Ford Motor Co. Capital Trust II	6.50%	175	6,258,000

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

	Interest	Shares
Investments	Rate	(000)	Value

Banking 0.33%
Marshall & Ilsley Corp. (The)	6.50%	1,000	$26,130,000

Electric: Generation 0.64%
NRG Energy, Inc.	5.75%	70	22,851,015

PNM Resources, Inc.	6.75%	500	26,990,000

Total			49,841,015

Engineering 0.09%
Morgan Stanley (convertible into ABB Ltd.)+	7.30%	420	7,228,200

Food & Drug Retailers 0.09%
Albertson’s, Inc.	7.25%	300	7,425,000

Food: Wholesale 0.11%
Bunge Limited (Bermuda)(a)	4.875%	75	8,634,375

Gas Distribution 0.26%
El Paso Corp.+	4.99%	16	20,071,925

Integrated Energy 0.51%
Williams Cos., Inc. (The)	5.50%	300	40,125,000

Life Insurance 0.39%
MetLife, Inc.	6.375%	960	30,720,000

Metals/Mining Excluding Steel 0.14%
Freeport-McMoRan Copper & Gold	6.75%	100	10,691,000

Oil Refining & Marketing 0.13%
Morgan Stanley (convertible into Valero Energy Corp.)+	9.50%	150	9,849,750

Pharmaceuticals 0.45%
Schering-Plough Corp.	6.00%	600	35,310,000

Property & Casualty 0.07%
XL Capital Ltd. (Cayman Islands)(a)	7.00%	200	5,196,000

Total Convertible Preferred Stocks (cost $230,319,592)			267,535,353

See Notes to Schedule of Investments.	6

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES BOND 0.97%

Federal Home Loan Mortgage Corp. (cost $75,924,424)	5.75%	4/15/2008	$75,000	$75,557,775

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 9.31%

Federal National Mortgage Assoc.	5.50%	2/1/2033	34,443	34,175,502

Federal National Mortgage Assoc.	5.50%	7/1/2033	40,688	40,367,269

Federal National Mortgage Assoc.	6.00%	1/1/2034	15,328	15,515,060

Federal National Mortgage Assoc.	6.00%	2/1/2034	29,609	29,972,017

Federal National Mortgage Assoc.	6.00%	8/1/2034	21,131	21,390,148

Federal National Mortgage Assoc.	6.00%	11/1/2034	47,041	47,529,722

Federal National Mortgage Assoc.	6.00%	2/1/2035	23,267	23,508,945

Federal National Mortgage Assoc.	6.00%	4/1/2035	18,406	18,597,273

Federal National Mortgage Assoc.	6.00%	12/1/2035	20,741	20,915,892

Federal National Mortgage Assoc.	6.00%	1/1/2036	20,043	20,198,009

Federal National Mortgage Assoc.	6.00%	3/1/2036	22,475	22,664,154

Federal National Mortgage Assoc.	6.00%	4/1/2036	86,877	87,549,953

Federal National Mortgage Assoc.	6.00%	9/1/2036	48,403	48,778,076

Federal National Mortgage Assoc.	6.00%	10/1/2036	28,961	29,185,314

Federal National Mortgage Assoc.	6.50%	9/1/2035	28,788	29,518,580

Federal National Mortgage Assoc.	6.50%	12/1/2035	27,173	27,862,779

Federal National Mortgage Assoc.	6.50%	2/1/2036	13,796	14,087,039

Federal National Mortgage Assoc.	6.50%	6/1/2036	41,280	42,123,900

Federal National Mortgage Assoc.	6.625%	10/15/2007	100,000	100,725,900

Federal National Mortgage Assoc.	7.00%	3/1/2032	3,918	4,084,084

Federal National Mortgage Assoc.(e)	6.00%	TBA	50,000	50,375,000

Total Government Sponsored Enterprises Pass-Throughs (cost $730,626,564)				729,124,616

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

HIGH YIELD CORPORATE BONDS 66.22%

Aerospace/Defense 1.56%
Armor Holdings, Inc.	8.25%	8/15/2013	$10,000	$10,550,000

DRS Technologies, Inc.	6.875%	11/1/2013	30,000	30,450,000

Esterline Technologies Corp.+	6.625%	3/1/2017	4,625	4,671,250

Esterline Technologies Corp.	7.75%	6/15/2013	16,000	16,520,000

Hawker Beechcraft Acquistion Co.+	8.50%	4/1/2015	15,000	15,618,750

Hawker Beechcraft Acquistion Co. PIK+	8.875%	4/1/2015	10,000	10,362,500

L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,825,000

L-3 Communications Corp.^	6.375%	10/15/2015	11,850	11,805,563

Moog Inc., Class A	6.25%	1/15/2015	8,000	7,920,000

Total				121,723,063

Apparel/Textiles 0.17%
Quiksilver, Inc.	6.875%	4/15/2015	14,300	13,549,250

Auto Loans 1.66%
Ford Motor Credit Co.	7.25%	10/25/2011	45,000	43,777,215

Ford Motor Credit Co.	7.375%	10/28/2009	28,875	28,838,502

General Motors Acceptance Corp.	7.25%	3/2/2011	57,125	57,488,486

Total				130,104,203

Auto Parts & Equipment 1.28%
Accuride Corp.^	8.50%	2/1/2015	10,050	10,175,625

Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	16,850,000

Lear Corp.^	8.50%	12/1/2013	17,100	16,608,375
Stanadyne Holdings (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	11,625,000

Stanadyne Corp.	10.00%	8/15/2014	10,000	10,350,000

Tenneco Inc.^	8.625%	11/15/2014	20,000	20,950,000

TRW Automotive Inc+	7.25%	3/15/2017	13,850	13,642,250

Total				100,201,250

See Notes to Schedule of Investments.	8

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Automotive 0.84%
Ford Capital BV (Netherlands)(a)	9.50%	6/1/2010	$10,000	$10,050,000

General Motors Corp.^	7.20%	1/15/2011	48,625	46,315,313

General Motors Corp.	8.375%	7/15/2033	10,000	9,025,000

Venture Holdings Trust*(b)	9.50%	7/1/2005	10,000	50,000

Total				65,440,313

Banking 0.56%
Regions Financial Corp.	4.50%	8/8/2008	25,000	24,730,200

Wells Fargo & Co.	5.35%	5/6/2018	20,000	19,470,300

Total				44,200,500

Building & Construction 0.52%
Beazer Homes USA, Inc.^	6.50%	11/15/2013	10,000	8,987,500

Beazer Homes USA, Inc.^	8.375%	4/15/2012	7,000	6,772,500

Standard Pacific Corp.^	7.00%	8/15/2015	16,600	14,898,500

William Lyon Homes, Inc.^	10.75%	4/1/2013	10,000	9,700,000

Total				40,358,500

Building Materials 0.41%
Associated Materials Inc. (11.25% after 3/1/2009)**	Zero Coupon	3/1/2014	11,725	8,295,438

NTK Holdings Inc. (10.75% after 9/1/2009)**^	Zero Coupon	3/1/2014	15,000	10,950,000

Ply Gem Industries, Inc.^	9.00%	2/15/2012	14,550	12,694,875

Total				31,940,313

Chemicals 2.99%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,950,000

Equistar Chemicals, L.P.	7.55%	2/15/2026	26,000	25,805,000

Hercules, Inc.	6.75%	10/15/2029	25,000	25,125,000

Huntsman International LLC+	7.875%	11/15/2014	5,025	5,219,719

Huntsman LLC^	11.50%	7/15/2012	5,181	5,815,672

Ineos Group Holdings plc (United Kingdom)+^(a)	8.50%	2/15/2016	27,500	26,468,750

INVISTA+	9.25%	5/1/2012	25,000	26,750,000

Lyondell Chemical Co.^	8.00%	9/15/2014	4,725	4,973,062

Lyondell Chemical Co.^	8.25%	9/15/2016	12,125	13,034,375

Mosaic Co. (The)+	7.375%	12/1/2014	2,275	2,383,062

Mosaic Co. (The)+	7.625%	12/1/2016	3,500	3,710,000

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Chemicals (Continued)
Nalco Co.^	8.875%	11/15/2013	$10,425	$11,128,688

NOVA Chemicals Corp. (Canada)^(a)	6.50%	1/15/2012	10,000	9,575,000

Rhodia S.A. (France)^(a)	8.875%	6/1/2011	21,031	22,029,973

Rockwood Specialties Group, Inc.^	7.50%	11/15/2014	18,250	18,615,000

Rockwood Specialties Group, Inc.	10.625%	5/15/2011	2,916	3,090,960

Terra Capital, Inc.+	7.00%	2/1/2017	20,000	20,000,000

Total				233,674,261

Consumer Products 0.86%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	25,625,000

Playtex Products, Inc.	9.375%	6/1/2011	17,000	17,658,750

Spectrum Brands, Inc.	7.375%	2/1/2015	15,000	12,075,000

Vitro S.A. (Mexico)+(a)	9.125%	2/1/2017	11,300	11,639,000

Total				66,997,750

Diversified Capital Goods 1.00%
Park-Ohio Industries, Inc.^	8.375%	11/15/2014	15,000	14,775,000

RBS Global & Rexnord Corp.+	8.875%	9/1/2016	13,300	13,499,500

RBS Global & Rexnord Corp.	9.50%	8/1/2014	27,500	28,737,500

Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	21,367,500

Total				78,379,500

Electric: Generation 2.43%
AES Corp. (The)	9.50%	6/1/2009	10,000	10,700,000

Dynegy Holdings, Inc.^	8.375%	5/1/2016	26,500	27,692,500

Edison Mission Energy^	7.75%	6/15/2016	37,850	39,647,875

Mission Energy Holding Co.	13.50%	7/15/2008	16,000	17,520,000

NRG Energy, Inc.	7.25%	2/1/2014	10,000	10,275,000

NRG Energy, Inc.	7.375%	2/1/2016	17,550	18,076,500

NRG Energy, Inc.	7.375%	1/15/2017	9,750	10,030,312

Reliant Energy, Inc.	6.75%	12/15/2014	13,950	14,804,438

Reliant Energy, Inc.^	9.50%	7/15/2013	38,200	41,781,250

Total				190,527,875

See Notes to Schedule of Investments.	10

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Electric: Integrated 1.92%
Duke Energy Corp.^	5.375%	1/1/2009	$12,000	$12,034,896

Midwest Generation, LLC	8.75%	5/1/2034	25,000	27,250,000

Mirant Americas Generation LLC^	9.125%	5/1/2031	25,000	26,750,000

Mirant North America LLC^	7.375%	12/31/2013	15,225	15,681,750

Nevada Power Co.	5.875%	1/15/2015	15,000	15,199,110

PG&E Corp.^	4.80%	3/1/2014	10,000	9,710,600

PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,473,196

PSEG Energy Holdings, Inc.	8.50%	6/15/2011	22,500	24,412,500

PSEG Energy Holdings, Inc.	8.625%	2/15/2008	6,695	6,854,006

Total				150,366,058

Electronics 1.52%
Avago Technologies Fin (Singapore)(a)	10.125%	12/1/2013	10,000	10,875,000

Freescale Semiconductor, Inc.+	8.875%	12/15/2014	40,050	40,300,312

Freescale Semiconductor, Inc.+	9.23%#	12/15/2014	5,000	5,012,500

Freescale Semiconductor, Inc.+^	10.125%	12/15/2016	18,500	18,638,750

NXP BV/NXP Funding LLC (Netherlands)+(a)	8.11%#	10/15/2013	12,500	12,921,875

NXP BV/NXP Funding LLC (Netherlands)+(a)	9.50%	10/15/2015	30,025	31,150,938

Total				118,899,375

Energy - Exploration & Production 3.94%
Chesapeake Energy Corp.^	6.25%	1/15/2018	50,000	49,625,000

Chesapeake Energy Corp.^	6.50%	8/15/2017	14,000	13,895,000

Chesapeake Energy Corp.^	7.00%	8/15/2014	40,000	41,400,000

El Paso Production Holding Co.	7.75%	6/1/2013	35,000	36,750,000

Energy Partners, Ltd.	8.75%	8/1/2010	10,000	10,550,000

Forest Oil Corp.	7.75%	5/1/2014	7,000	7,140,000

Forest Oil Corp.	8.00%	6/15/2008	15,000	15,393,750

Houston Exploration Co.	7.00%	6/15/2013	27,095	27,230,475

KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	24,875,000

Kerr-McGee Corp.	6.95%	7/1/2024	10,000	10,562,590

Magnum Hunter Resources Corp.	9.60%	3/15/2012	4,500	4,725,000

Pogo Producing Co.	6.625%	3/15/2015	30,800	30,184,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Energy - Exploration & Production (Continued)
Quicksilver Resources, Inc.^	7.125%	4/1/2016	$12,325	$12,201,750

Range Resources Corp.	7.375%	7/15/2013	22,925	23,526,781

Total				308,059,346

Environmental 1.45%
Aleris International, Inc.+	10.00%	12/15/2016	12,700	13,335,000

Aleris International, Inc. PIK+	9.00%	12/15/2014	7,500	7,950,000

Allied Waste North America, Inc.^	6.125%	2/15/2014	35,000	34,212,500

Allied Waste North America, Inc.^	7.125%	5/15/2016	20,000	20,450,000

Allied Waste North America, Inc., Series B^	7.25%	3/15/2015	37,000	37,925,000

Total				113,872,500

Food: Wholesale 0.54%
Dole Food Co.^	8.75%	7/15/2013	27,500	26,606,250

Land O’Lakes, Inc.	9.00%	12/15/2010	15,000	15,975,000

Total				42,581,250

Food & Drug Retailers 1.70%
Ingles Markets, Inc.^	8.875%	12/1/2011	25,000	26,125,000

Rite Aid Corp.	6.875%	8/15/2013	34,000	30,090,000

Rite Aid Corp.	8.125%	5/1/2010	35,150	36,292,375

Stater Bros. Holdings, Inc.^	8.125%	6/15/2012	25,000	25,875,000

SUPERVALU INC.^	7.50%	11/15/2014	14,375	15,057,813

Total				133,440,188

Forestry/Paper 3.14%
Abitibi-Consolidated, Inc. (Canada)^(a)	8.55%	8/1/2010	27,906	28,394,355

Bowater, Inc.	6.50%	6/15/2013	25,000	22,687,500

Buckeye Technologies, Inc.^	8.00%	10/15/2010	21,000	21,000,000

Domtar, Inc. (Canada)(a)	7.875%	10/15/2011	20,000	21,050,000

Graphic Packaging International, Corp.^	9.50%	8/15/2013	17,550	18,756,562

Jefferson Smurfit Corp.^	7.50%	6/1/2013	20,000	19,500,000

Jefferson Smurfit Corp.^	8.25%	10/1/2012	10,000	10,050,000

JSG Funding plc (Ireland)^(a)	7.75%	4/1/2015	18,000	18,450,000

MDP Acquisitions plc (Ireland)^(a)	9.625%	10/1/2012	5,328	5,687,640

Norske Skog Canada Ltd. (Canada)(a)	7.375%	3/1/2014	15,875	15,438,438

Rock-Tenn Co., Class A^	8.20%	8/15/2011	12,450	13,259,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Forestry/Paper (Continued)
Stone Container Corp.+	8.00%	3/15/2017	$20,000	$19,650,000

Stone Container Corp.	8.375%	7/1/2012	10,000	10,075,000

Tembec Industries, Inc. (Canada)(a)	7.75%	3/15/2012	5,000	3,062,500

Tembec Industries, Inc. (Canada)(a)	8.625%	6/30/2009	25,825	18,368,031

Total				245,429,276

Gaming 3.79%
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	9,850,000

Boyd Gaming Corp.^	8.75%	4/15/2012	10,150	10,644,812

Isle of Capri Casinos, Inc.^	7.00%	3/1/2014	35,550	35,016,750

Isle of Capri Casinos, Inc.	9.00%	3/15/2012	15,000	15,712,500

Las Vegas Sands Corp.^	6.375%	2/15/2015	35,000	33,600,000

Mandalay Resort Group^	9.375%	2/15/2010	20,000	21,650,000

MGM Mirage, Inc.	6.75%	9/1/2012	24,000	23,970,000

Park Place Entertainment Corp.^	8.125%	5/15/2011	10,000	10,637,500

Premier Entertainment Biloxi LLC(b)	10.75%	2/1/2012	7,785	8,096,400

River Rock Entertainment Authority	9.75%	11/1/2011	15,700	16,799,000

Scientific Games Corp.	6.25%	12/15/2012	10,000	9,850,000

Seneca Gaming Corp.	7.25%	5/1/2012	10,000	10,112,500

Snoqualmie Entertainment Authority+	9.125%	2/1/2015	11,850	12,279,563

Station Casinos, Inc.	6.50%	2/1/2014	27,000	24,975,000

Turning Stone Casino Resort+	9.125%	12/15/2010	15,000	15,300,000

Turning Stone Casino Resort+	9.125%	9/15/2014	10,000	10,325,000

Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp.	6.625%	12/1/2014	27,900	27,760,500

Total				296,579,525

Gas Distribution 1.59%
Ferrellgas Partners, L.P.	6.75%	5/1/2014	15,950	15,710,750

Ferrellgas Partners, L.P.^	8.75%	6/15/2012	15,625	16,289,062

Inergy L.P.	8.25%	3/1/2016	12,000	12,660,000

MarkWest Energy Partners, L.P.^	6.875%	11/1/2014	23,050	22,473,750

MarkWest Energy Partners, L.P.	8.50%	7/15/2016	3,775	3,954,313

Williams Cos., Inc. (The)^	7.875%	9/1/2021	36,550	40,387,750

Williams Partners LP+	7.25%	2/1/2017	12,275	13,042,188

Total				124,517,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Health Services 3.41%
Alliance Imaging, Inc.^	7.25%	12/15/2012	$10,150	$9,997,750

AmeriPath Intermediate Holdings PIK+	10.65%#	2/15/2014	7,000	7,035,000

AmeriPath, Inc.	10.50%	4/1/2013	23,000	24,725,000

Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	15,000	14,625,000

CDRV Investors, Inc. (9.625% after 1/1/2010)**^	Zero Coupon	1/1/2015	26,000	22,490,000

Centene Corp.+	7.25%	4/1/2014	5,600	5,656,000

DaVita, Inc.^	7.25%	3/15/2015	10,500	10,670,625

Fresenius Medical Capital Trust II	7.875%	2/1/2008	15,000	15,225,000

Hanger Orthopedic Group, Inc.^	10.25%	6/1/2014	11,700	12,489,750

HCA, Inc.	6.375%	1/15/2015	36,500	31,253,125

HCA, Inc.+	9.125%	11/15/2014	18,150	19,443,188

HCA, Inc.+	9.25%	11/15/2016	10,000	10,812,500

Omnicare, Inc.^	6.875%	12/15/2015	7,000	7,096,250

Select Medical Corp.^	7.625%	2/1/2015	13,875	12,556,875

Tenet Healthcare Corp.	7.375%	2/1/2013	10,000	9,337,500

Tenet Healthcare Corp.^	9.25%	2/1/2015	16,425	16,342,875

Tenet Healthcare Corp.^	9.875%	7/1/2014	10,000	10,150,000

Vanguard Health Holdings Co. II LLC^	9.00%	10/1/2014	26,750	27,218,125

Total				267,124,563

Hotels 1.25%
FelCor Lodging L.P.^	8.50%	6/1/2011	15,000	16,143,750

Gaylord Entertainment Co.^	6.75%	11/15/2014	15,000	14,681,250

Gaylord Entertainment Co.	8.00%	11/15/2013	31,000	31,891,250

Host Marriott L.P.^	6.375%	3/15/2015	15,000	14,962,500

Host Marriott L.P.^	7.00%	8/15/2012	20,000	20,475,000

Total				98,153,750

Leisure 0.21%
Six Flags, Inc.^	9.625%	6/1/2014	8,750	8,268,750

Universal City Development Partners, Ltd.	11.75%	4/1/2010	8,000	8,510,000

Total				16,778,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Machinery 0.93%
Baldor Electric Co.	8.625%	2/15/2017	$30,000	$31,875,000

Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,962,500

Case New Holland, Inc.	9.25%	8/1/2011	10,000	10,550,000

Gardner Denver, Inc.	8.00%	5/1/2013	18,665	19,784,900

Total				73,172,400

Media: Broadcast 2.08%
Allbritton Communications Co.	7.75%	12/15/2012	65,000	66,950,000

LIN TV Corp.	6.50%	5/15/2013	10,075	9,911,281

Paxson Communications Corp.+	11.61%#	1/15/2013	10,000	10,475,000

Radio One, Inc.^	6.375%	2/15/2013	10,000	9,700,000

Sinclair Broadcast Group, Inc.^	8.00%	3/15/2012	22,032	22,913,280

Umbrella Acquisition PIK+	9.75%	3/15/2015	43,150	43,203,938

Total				163,153,499

Media: Cable 3.15%
Charter Communications Holdings, LLC I	11.00%	10/1/2015	65,250	68,023,125

Charter Communications Holdings, LLC I	11.75%	5/15/2014	32,000	30,800,000

Charter Communication Holdings LLC II^	10.25%	9/15/2010	15,000	15,900,000

DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,875,000

DirecTV Holdings LLC	8.375%	3/15/2013	12,000	12,705,000

Echostar DBS Corp.^	6.375%	10/1/2011	15,000	15,131,250

Echostar DBS Corp.	7.125%	2/1/2016	25,000	25,937,500

Mediacom Broadband LLC^	8.50%	10/15/2015	10,000	10,275,000

Mediacom Communications Corp.^	9.50%	1/15/2013	42,500	43,934,375

Total				246,581,250

Media: Services 1.33%
Affinion Group Inc.	11.50%	10/15/2015	10,500	11,602,500

Idearc, Inc.+	8.00%	11/15/2016	50,000	51,687,500

Interpublic Group of Cos. (The)	6.25%	11/15/2014	14,820	14,004,900

Warner Music Group Corp.	7.375%	4/15/2014	28,150	26,953,625

Total				104,248,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Metals/Mining (Excluding Steel) 1.35%
Foundation PA Coal Co.	7.25%	8/1/2014	$10,000	$10,175,000

Freeport-McMoRan Copper & Gold	8.25%	4/1/2015	25,000	26,968,750

Freeport-McMoRan Copper & Gold	8.375%	4/1/2017	27,500	29,803,125

Novelis Inc. (Canada)(a)	7.25%	2/15/2015	16,500	17,531,250

Peabody Energy Corp.^	5.875%	4/15/2016	15,000	14,475,000

Peabody Energy Corp.	7.375%	11/1/2016	6,350	6,715,125

Total				105,668,250

Non-Electric Utilities 0.18%
SEMCO Energy, Inc.	7.75%	5/15/2013	14,050	14,460,583

Non-Food & Drug Retailers 0.90%
Bon-Ton Department Stores Inc.^	10.25%	3/15/2014	10,850	11,704,437

Brookstone Company, Inc.^	12.00%	10/15/2012	10,000	10,450,000

Linens ‘n Things, Inc.^	10.985%#	1/15/2014	12,025	11,243,375

Michaels Stores, Inc.+^	10.00%	11/1/2014	8,625	9,271,875

Neiman Marcus Group, Inc. (The) PIK^	9.00%	10/15/2015	7,150	7,865,000

Toys”R”Us, Inc.	7.625%	8/1/2011	15,000	14,325,000

Yankee Acquisition Corp+	8.50%	2/15/2015	3,900	3,968,250

Yankee Acquisition Corp+^	9.75%	2/15/2017	1,250	1,271,875

Total				70,099,812

Oil Field Equipment & Services 1.01%
CGG Veritas (France)(a)	7.75%	5/15/2017	5,525	5,787,437

Complete Production Services, Inc.+	8.00%	12/15/2016	20,000	20,600,000

Grant Prideco, Inc.	6.125%	8/15/2015	15,000	14,962,500

Hanover Compressor Co.^	7.50%	4/15/2013	4,925	5,072,750

Hanover Compressor Co.	8.625%	12/15/2010	12,075	12,739,125

Hanover Compressor Co.	9.00%	6/1/2014	6,150	6,688,125

Pride International, Inc.	7.375%	7/15/2014	13,000	13,390,000

Total				79,239,937

Oil Refining & Marketing 0.14%
Tesoro Corp.	6.25%	11/1/2012	10,625	10,824,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Packaging 1.99%
Berry Plastics Holdings Corp.^	8.875%	9/15/2014	$35,000	$35,962,500

Crown Cork & Seal, Inc.	7.375%	12/15/2026	47,425	45,053,750

Owens-Brockway Glass Container Inc.^	7.75%	5/15/2011	20,000	20,750,000

Owens-Brockway Glass Container Inc.	8.875%	2/15/2009	30,763	31,532,075

Owens Illinois, Inc.^	7.50%	5/15/2010	15,200	15,504,000

Solo Cup Co.^	8.50%	2/15/2014	8,000	6,850,000

Total				155,652,325

Pharmaceuticals 0.63%
Mylan Laboratories, Inc.	6.375%	8/15/2015	20,000	19,850,000

Warner Chilcott Corp.^	8.75%	2/1/2015	28,009	29,339,427

Total				49,189,427

Printing & Publishing 1.62%
Clarke American Corp.	11.75%	12/15/2013	10,000	11,600,000

Dex Media, Inc. (9.00% after 11/15/2008)**^	Zero Coupon	11/15/2013	15,000	14,043,750

Dex Media West	9.875%	8/15/2013	25,394	27,838,172

PRIMEDIA, Inc.^	8.875%	5/15/2011	14,000	14,455,000

R.H. Donnelley Corp.^	6.875%	1/15/2013	22,150	21,651,625

R.H. Donnelley Corp.	8.875%	1/15/2016	24,675	26,340,563

R.H. Donnelley Finance Inc.	10.875%	12/15/2012	10,000	10,850,000

Total				126,779,110

Restaurants 0.54%
Denny’s Corp./Denny’s Holdings Inc.	10.00%	10/1/2012	15,500	16,604,375

Friendly Ice Cream Corp.^	8.375%	6/15/2012	14,000	13,825,000

Landry’s Restaurants, Inc.^	7.50%	12/15/2014	12,000	11,880,000

Total				42,309,375

Software/Services 0.98%
SERENA Software, Inc.^	10.375%	3/15/2016	11,000	11,935,000

SunGard Data Systems, Inc.^	9.125%	8/15/2013	25,025	26,964,437

SunGard Data Systems, Inc.^	10.25%	8/15/2015	25,000	27,406,250

Unisys Corp.	8.00%	10/15/2012	10,000	10,075,000

Total				76,380,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Steel Producers/Products 0.66%
AK Steel Holding Corp.	7.75%	6/15/2012	$25,000	$25,531,250

Allegheny Ludlum Corp.^	6.95%	12/15/2025	15,000	15,525,000

Century Aluminum Co.^	7.50%	8/15/2014	10,000	10,325,000

Total				51,381,250

Support: Services 2.97%
Aramark Corp.+^	8.50%	2/1/2015	13,600	14,212,000

Aramark Corp.+	8.86%#	2/1/2015	5,000	5,162,500

Ashtead Capital Inc.+	9.00%	8/15/2016	15,200	16,264,000

Avis Budget Car Rental+^	7.625%	5/15/2014	25,000	25,625,000

FTI, Inc.	7.75%	10/1/2016	10,300	10,866,500

Hertz Corp. (The)	8.875%	1/1/2014	20,000	21,650,000

Hertz Corp. (The)^	10.50%	1/1/2016	8,000	9,160,000

Iron Mountain Inc.	6.625%	1/1/2016	37,000	35,890,000

Iron Mountain Inc.	7.75%	1/15/2015	25,000	25,625,000

Iron Mountain, Inc.	8.625%	4/1/2013	10,000	10,340,000

Rental Service Corp+	9.50%	12/1/2014	15,250	16,317,500

United Rentals North America, Inc.^	7.75%	11/15/2013	18,580	19,183,850

Williams Scotsman, Inc.	8.50%	10/1/2015	20,900	21,997,250

Total				232,293,600

Telecommunications Equipment 0.27%
Belden CDT, Inc.+	7.00%	3/15/2017	8,500	8,712,687

PGS Solutions Inc+	9.625%	2/15/2015	12,500	12,664,137

Total				21,376,824

Telecommunications: Integrated/Services 3.62%
Cincinnati Bell, Inc.^	8.375%	1/15/2014	61,400	63,088,500

Hughes Network Systems LLC	9.50%	4/15/2014	10,000	10,575,000

Intelsat Bermuda, Ltd. (Bermuda)^(a)	8.25%	1/15/2013	25,000	26,187,500

Intelsat Bermuda, Ltd. (Bermuda)+(a)	8.872%#	1/15/2015	5,150	5,278,750

Intelsat Bermuda, Ltd. (Bermuda)+(a)	9.25%	6/15/2016	5,000	5,562,500

Intelsat Bermuda, Ltd. (Bermuda)+(a)	11.25%	6/15/2016	11,000	12,540,000

MasTec, Inc.+	7.625%	2/1/2017	10,000	10,175,000

Nordic Telephone Holdings Co. (Denmark)+(a)	8.875%	5/1/2016	25,000	26,875,000

Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	78,562,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Telecommunications:
Integrated/Services (Continued)
Qwest Communications International, Inc.^	7.25%	2/15/2011	$30,000	$30,862,500

Syniverse Technologies Inc.	7.75%	8/15/2013	14,000	13,825,000

Total				283,532,250

Telecommunications: Wireless 2.17%
Alamosa Delaware, Inc.	11.00%	7/31/2010	15,000	16,032,975

Centennial Communications Corp.^	10.00%	1/1/2013	12,750	13,817,813

Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,850,000

Dobson Communications Corp.	8.875%	10/1/2013	27,550	28,514,250

Hellas II (Luxembourg)+(a)	11.115%#	1/15/2015	16,850	17,397,625

Nextel Communications, Inc.^	7.375%	8/1/2015	10,000	10,352,500

Nextel Partners, Inc.^	8.125%	7/1/2011	27,200	28,412,875

Rogers Wireless, Inc. (Canada)(a)	7.25%	12/15/2012	6,500	6,979,375

Rural Cellular Corp., Class A	9.75%	1/15/2010	25,225	26,107,875

Wind Acquisition Finance S.A. (Luxembourg)+(a)	10.75%	12/1/2015	10,000	11,500,000

Total				169,965,288

Theaters & Entertainment 0.33%
AMC Entertainment, Inc.^	8.00%	3/1/2014	25,000	25,562,500

Transportation (Excluding Air/Rail) 0.63%
Bristow Group Inc.	6.125%	6/15/2013	20,150	19,293,625

CHC Helicopter Corp., Class A (Canada)(a)	7.375%	5/1/2014	15,000	14,662,500

Hornbeck Offshore Services, Inc.^	6.125%	12/1/2014	15,790	15,020,238

Total				48,976,363
Total High Yield Corporate Bonds (cost $5,081,629,772)				5,183,746,646

NON-AGENCY COMMERCIAL
MORTGAGE-BACKED SECURITY 0.24%

Credit Suisse First Boston Mortgage
Securities Corp., Series 1998-C2,
Class A2 (cost $18,094,950)	6.30%	11/15/2030	18,529	18,775,999

U.S. TREASURY OBLIGATION 1.04%

U.S. Treasury Note(c) (cost $82,209,623)	5.00%	2/15/2011	80,000	81,396,880
Total Long-Term Investments (cost $7,273,879,294)				7,565,944,219

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

	Shares
Investments	(000)	Value

SHORT-TERM INVESTMENTS 7.85%

Collateral for Securities on Loan 4.86%
State Street Navigator Securities Lending Prime Portfolio 5.326% (f) (cost $ 380,239,868)	380,240	$380,239,868

	Principal
	Amount
	(000)
Repurchase Agreement 2.99%
Repurchase Agreement dated 3/30/2007, 4.75% due 4/2/2007 with State Street Bank & Trust Co. collateralized by $67,540,000 of Federal Home Loan Bank at 4.125% due 4/18/2008 and $169,800,000 of Federal National Mortgage Assoc. at 3.25% and 6.00% due 8/15/2008 and 5/15/2008, respectively; value: $238,648,530; proceeds: $234,057,166 (cost $233,964,555)	$233,965	233,964,555

Total Short-Term Investments (cost $614,204,423)		614,204,423

Total Investments in Securities 104.50% (cost $7,888,083,717)		8,180,148,642

Liabilities in Excess of Other Assets(g)(4.50%)		(352,393,779)

Net Assets 100.00%		$7,827,754,863

PIK Payment-in-kind

*	Non-income producing security.

**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.

+

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

^

All (or a portion of security) on loan. As of March 31, 2007, the value of the securities loaned for the Fund is $372,477,223.
These loans are collateralized by cash of $380,239,868, which is invested in a restricted money market account. (See Note 2(e)).

~	Fair Valued Security (See Note 2(a)).

#	Variable rate security. The interest rate represents the rate on March 31, 2007.

(a)	Foreign security traded in U.S. dollars.

(b)	Defaulted security. Maturity date shown represents original maturity date.

(c)	Security has been pledged as collateral for swap contracts as of March 31, 2007.

(d)	Amount represents less than 1,000 shares.

(e)

To be announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Rate shown reflects 7-day yield as of March 31, 2007.

(g)	Liabilities in excess of other assets include net unrealized depreciation on credit default swap agreements, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2007

Credit default swap agreement outstanding at March 31, 2007

					Notional
Counterparty	Reference Entity	Protection	Pay(Receive) Fixed Rate	Termination Date	Amount (000)	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.	Electronic Data Systems Corp.
	6.50% due 8/1/2013	Buy	0.73%	9/20/2011	$10,000	$(121,038)
Citicorp Security	U.S. Treasury Note
Services	5.00% due 2/15/2011	Sell	(2.55)%	3/20/2012	$10,000	$(64,721)
Total						(185,759)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)   Securities Lending–The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Government securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

(e)   Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

(f)    Structured Securities–The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(g)   When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Schedule of Investments (unaudited)(continued)

(h)   Credit Default Swaps—The Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes.

As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

3. FEDERAL TAX INFORMATION

As of March 31, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$7,954,847,805
Gross unrealized gain	334,427,895
Gross unrealized loss	(109,127,058)
Net unrealized security gain	$225,300,837

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of amortization and certain securities.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with

Notes to Schedule of Investments (unaudited)(concluded)

respect to the timely payment of interest and principal by the particular Government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities, which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present market liquidity, currency, political, information, and other risks.

Swap contracts are bi-lateral agreements between the Fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

These factors can affect the Fund’s performance.

Item 2:        Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:        Exhibits.

(i)     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 24, 2007